Financial Instruments - Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Borrowings [abstract]
Current indebtedness	$ 579		$ 3
Long-term indebtedness	2,676		3,213
Total debt	3,255		3,216
Swaps	62		76
Total debt after swaps	3,317		3,292
Remove fair value adjustments for hedges			4
Total debt after currency hedging arrangements	3,317		3,296
Remove transaction costs and discounts included in the carrying value of debt	36		40
Add: Lease liabilities (current and non-current)	322	$ 197
Less: cash and cash equivalents	(825)		(2,706)
Net debt	$ 2,850		$ 630